Submission	Oct. 22, 2026
Submission [Line Items]
Central Index Key	0000806628
Registrant Name	DNP SELECT INCOME FUND INC
Form Type	N-2
Submission Type	N-2ASR
Fee Exhibit Type	EX-FILING FEES